Income (expenses) by nature	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Disclosure of expenses by nature [text block]
29 INCOME (EXPENSES) BY NATURE

	06/30/2025	06/30/2024
Cost of sales (1)
Personnel expenses	(1,097,120)	(759,931)
Costs of raw materials, materials and services	(6,748,782)	(5,118,397)
Logistics cost	(2,990,033)	(2,201,398)
Depreciation, depletion and amortization	(4,794,691)	(3,558,672)
Other	(706,665)	(154,711)
	(16,337,291)	(11,793,109)
Selling expenses
Personnel expenses	(186,015)	(152,841)
Services	(119,340)	(104,965)
Logistics cost	(715,044)	(570,533)
Depreciation and amortization	(484,083)	(478,818)
Other (2)	(88,650)	(46,311)
	(1,593,132)	(1,353,468)
General and administrative expenses
Personnel expenses	(798,162)	(661,716)
Services	(254,575)	(208,933)
Depreciation and amortization	(62,524)	(69,204)
Other (3)	(205,756)	(120,893)
	(1,321,017)	(1,060,746)
Other operating (expenses) income, net
Results from sales of other products, net	52,044	38,121
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net	(124,099)	(124,424)
Result on fair value adjustment of biological assets	(73,248)	539,003
Depreciation, amortization and other PPA realizations (4)	4,612	(4,086)
Provision for judicial liabilities	(123,504)	(56,307)
Other operating income (expenses), net	(9,920)	31,663
	(274,115)	423,970
(1)Includes R$441,639 related to maintenance downtime costing (R$126,392 as at June 30, 2024).
(2)Includes expected credit losses, insurance, materials for use and consumption, travel, accommodation, trade fairs and events.
(3)Includes, substantially corporate expenses, insurance, materials for use and consumption, social programs and donations, travel and accommodation.
(4)Refers, substantially, to the write-off of contingent liabilities assumed in Fibria's PPA as disclosed in note 20.1.